Portfolio of Investments
Columbia Mid Cap Growth Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 5.6%
Entertainment 5.6%
Roblox Corp., Class A(a)	538,500	50,495,145
Take-Two Interactive Software, Inc.(a)	223,776	41,523,875
Zynga, Inc., Class A(a)	2,441,604	26,466,987
Total		118,486,007
Total Communication Services		118,486,007
Consumer Discretionary 14.4%
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions, Inc.(a)	188,650	26,077,089
Chegg, Inc.(a)	441,193	33,932,154
Total		60,009,243
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc.(a)	35,637	48,893,251
DraftKings, Inc., Class A(a)	483,250	24,138,338
Total		73,031,589
Household Durables 1.1%
NVR, Inc.(a)	4,925	24,069,608
Internet & Direct Marketing Retail 1.9%
Etsy, Inc.(a)	241,100	39,716,403
Specialty Retail 3.0%
Vroom, Inc.(a)	646,167	28,567,043
Williams-Sonoma, Inc.	204,542	34,678,051
Total		63,245,094
Textiles, Apparel & Luxury Goods 2.1%
lululemon athletica, Inc.(a)	139,027	44,923,794
Total Consumer Discretionary		304,995,731
Financials 3.8%
Banks 1.0%
SVB Financial Group(a)	36,319	21,169,982
Capital Markets 1.4%
Ares Management Corp., Class A	550,000	30,349,000
Consumer Finance 1.4%
Upstart Holdings, Inc.(a)	191,823	28,432,005
Total Financials		79,950,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 24.2%
Biotechnology 8.1%
Argenx SE, ADR(a)	88,895	24,800,816
BioMarin Pharmaceutical, Inc.(a)	414,700	32,056,310
Exact Sciences Corp.(a)	238,784	26,392,796
Horizon Therapeutics PLC(a)	368,037	33,734,271
Natera, Inc.(a)	203,925	19,197,499
Seagen, Inc.(a)	229,102	35,590,996
Total		171,772,688
Health Care Equipment & Supplies 6.6%
Align Technology, Inc.(a)	89,593	52,873,309
Masimo Corp.(a)	174,382	37,596,759
Penumbra, Inc.(a)	99,282	24,732,139
STERIS PLC	124,032	23,672,748
Total		138,874,955
Health Care Providers & Services 3.1%
Amedisys, Inc.(a)	153,325	39,614,580
Encompass Health Corp.	293,564	25,184,856
Total		64,799,436
Life Sciences Tools & Services 6.4%
10X Genomics, Inc., Class A(a)	182,491	32,848,380
Bio-Rad Laboratories, Inc., Class A(a)	36,898	22,226,248
Bio-Techne Corp.	111,132	45,989,755
Repligen Corp.(a)	187,339	34,209,975
Total		135,274,358
Total Health Care		510,721,437
Industrials 14.2%
Aerospace & Defense 1.6%
BWX Technologies, Inc.	560,092	35,028,154
Building Products 1.6%
Lennox International, Inc.	95,500	33,418,315
Commercial Services & Supplies 2.0%
Cintas Corp.	117,625	41,585,142
Columbia Mid Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.8%
Generac Holdings, Inc.(a)	121,534	39,950,656
Plug Power, Inc.(a)	614,500	18,865,150
Total		58,815,806
Machinery 2.8%
Donaldson Co., Inc.	412,688	25,417,454
Toro Co. (The)	307,268	34,134,402
Total		59,551,856
Professional Services 2.0%
CoStar Group, Inc.(a)	49,067	41,903,218
Road & Rail 1.4%
Old Dominion Freight Line, Inc.	113,950	30,248,028
Total Industrials		300,550,519
Information Technology 34.1%
Electronic Equipment, Instruments & Components 3.7%
Amphenol Corp., Class A	577,076	38,814,132
CDW Corp.	241,422	39,936,027
Total		78,750,159
IT Services 7.9%
EPAM Systems, Inc.(a)	91,956	43,918,186
GoDaddy, Inc., Class A(a)	510,188	41,304,820
MongoDB, Inc.(a)	103,775	30,296,073
VeriSign, Inc.(a)	146,202	32,152,744
Wix.com Ltd.(a)	76,431	19,861,360
Total		167,533,183
Semiconductors & Semiconductor Equipment 3.2%
SolarEdge Technologies, Inc.(a)	107,719	27,792,579
Teradyne, Inc.	291,953	38,639,980
Total		66,432,559
Software 19.3%
ANSYS, Inc.(a)	129,028	43,603,722
Blackline, Inc.(a)	217,208	22,583,116
Cadence Design Systems, Inc.(a)	379,570	48,201,594
DocuSign, Inc.(a)	110,219	22,222,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Dolby Laboratories, Inc., Class A	267,405	26,082,684
Elastic NV(a)	303,445	35,870,233
HubSpot, Inc.(a)	85,675	43,212,757
Manhattan Associates, Inc.(a)	252,684	34,359,970
ServiceNow, Inc.(a)	59,475	28,184,013
Trade Desk, Inc. (The), Class A(a)	60,200	35,406,028
Zendesk, Inc.(a)	262,500	35,873,250
Zscaler, Inc.(a)	167,551	32,538,404
Total		408,138,126
Total Information Technology		720,854,027
Materials 1.8%
Chemicals 1.8%
Albemarle Corp.	70,624	11,799,858
Celanese Corp., Class A	154,395	25,544,653
Total		37,344,511
Total Materials		37,344,511
Total Common Stocks (Cost $1,528,441,510)		2,072,903,219

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	49,750,987	49,746,012
Total Money Market Funds (Cost $49,746,002)		49,746,012
Total Investments in Securities (Cost: $1,578,187,512)		2,122,649,231
Other Assets & Liabilities, Net		(8,742,901)
Net Assets		2,113,906,330

2	Columbia Mid Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	39,559,717	622,552,463	(612,358,289)	(7,879)	49,746,012	4,041	19,296	49,750,987
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mid Cap Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT194_08_L01_(07/21)